Debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
SIF Loan
Debt Instrument [Line Items]
Interest Expense	$ 322	$ 256	$ 634	$ 454